Capitalized Exploratory Well Costs - Aging by Geographic Area of Exploratory Well Costs Capitalized Greater than One Year (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Exploratory well costs capitalized for a period greater than one year	$ 61	$ 345	$ 280
2014 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Exploratory well costs capitalized for a period greater than one year	3
2013 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Exploratory well costs capitalized for a period greater than one year	0
2012 and Prior [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Exploratory well costs capitalized for a period greater than one year	58
North Sea [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Exploratory well costs capitalized for a period greater than one year	61
North Sea [Member] | 2014 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Exploratory well costs capitalized for a period greater than one year	3
North Sea [Member] | 2013 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Exploratory well costs capitalized for a period greater than one year	0
North Sea [Member] | 2012 and Prior [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Exploratory well costs capitalized for a period greater than one year	$ 58